Non-Current Liabilities - Governmental Liabilities on Grants Received (Tables)	12 Months Ended
Dec. 31, 2023
Non-Current Liabilities - Governmental Liabilities on Grants Received [Abstract]
Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Governmental liabilities on grants received	6,666	6,084	4,560